Pioneer Flexible Opportunities Fund

Schedule of Investments | January 31, 2020

Ticker Symbols: Class A PMARX Class C PRRCX Class K FLEKX Class R MUARX Class Y PMYRX

Schedule of Investments | 1/31/20 (Consolidated) (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 95.7%
	COMMON STOCKS - 83.7% of Net Assets
	Aerospace & Defense - 6.9%
25,495	Airbus SE	$3,766,202
34,868	Arconic, Inc.	1,044,297
12,175	Curtiss-Wright Corp.	1,770,610
85,318(a)	Kratos Defense & Security Solutions, Inc.	1,564,732
48,048	L3Harris Technologies, Inc.	10,634,464
282,862	Leonardo S.p.A.	3,506,150
13,087	Safran SA	2,117,670
8,054(a)	Teledyne Technologies, Inc.	2,940,193
34,549	Thales SA	3,800,570
19,877	United Technologies Corp.	2,985,525
	Total Aerospace & Defense	$34,130,413
	Air Freight & Logistics - 0.3%
67,341	Cia de Distribucion Integral Logista Holdings SA	$1,512,631
	Total Air Freight & Logistics	$1,512,631
	Auto Components - 0.4%
1,462,000	Xinyi Glass Holdings, Ltd.	$1,844,546
	Total Auto Components	$1,844,546
	Automobiles - 1.5%
1,209,000	Geely Automobile Holdings, Ltd.	$1,951,820
109,600	Subaru Corp.	2,791,455
21,600	Toyota Motor Corp.	1,525,245
5,270	Volkswagen AG	967,576
	Total Automobiles	$7,236,096
	Banks - 7.0%
470,959	Banco BPM S.p.A.	$965,981
583,970	BDO Unibank, Inc.	1,693,994
3,128,000	China Construction Bank Corp., Class H	2,396,071
353,009	FinecoBank Banca Fineco S.p.A.	4,138,855
1,460,000	Industrial & Commercial Bank of China, Ltd., Class H	981,159
1,486,186	Intesa Sanpaolo S.p.A.	3,699,987
15,042	JPMorgan Chase & Co.	1,990,959
50,040	KBC Group NV	3,676,061
368,762	Sberbank of Russia PJSC (A.D.R.)	5,878,804
113,250	Standard Chartered Plc	943,211
135,946	TCS Group Holding Plc (G.D.R.)	3,235,515
378,871	UniCredit S.p.A.	5,075,096
	Total Banks	$34,675,693
	Biotechnology - 2.0%
60,749	AbbVie, Inc.	$4,921,884
3,332	Amgen, Inc.	719,879
7,145(a)	Biogen, Inc.	1,920,933
10,923(a)	Vertex Pharmaceuticals, Inc.	2,480,067
	Total Biotechnology	$10,042,763
	Capital Markets - 7.7%
54,609	AllianceBernstein Holding LP	$1,788,445
598,595	Anima Holding S.p.A. (144A)	2,843,129
79,329	Banca Generali S.p.A.	2,525,983
87,819	Blackstone Group, Inc.	5,363,106
214,562	Carlyle Group, Inc.	6,968,974
195,521	KKR & Co., Inc.	6,237,120
35,508	Macquarie Group, Ltd.	3,442,074
62,142	Morgan Stanley	3,247,541
858,650	Moscow Exchange MICEX-RTS PJSC	1,476,442
15,369	S&P Global, Inc.	4,514,336
	Total Capital Markets	$38,407,150
	Commercial Services & Supplies - 1.5%
279,500	A-Living Services Co., Ltd., Class H (144A)	$937,358
10,498	Republic Services, Inc.	997,835
14,700	Secom Co., Ltd.	1,317,594
34,534	Waste Management, Inc.	4,202,788
	Total Commercial Services & Supplies	$7,455,575
	Construction & Engineering - 1.5%
570,000	China State Construction International Holdings, Ltd.	$455,704
191,400	Obayashi Corp.	2,142,465
35,900	Taisei Corp.	1,460,979
31,279	Vinci SA	3,474,838
	Total Construction & Engineering	$7,533,986
	Construction Materials - 0.6%
127,280	Buzzi Unicem S.p.A.	$2,977,534
	Total Construction Materials	$2,977,534
	Diversified Consumer Services - 0.5%
3,170,000	China Yuhua Education Corp., Ltd. (144A)	$2,216,027
	Total Diversified Consumer Services	$2,216,027
	Electric Utilities - 3.3%
188,963	Endesa SA	$5,189,396
719,961	Enel S.p.A.	6,270,024

Shares		Value
	Electric Utilities - (continued)
465,660	Iberdrola SA	$5,095,656
	Total Electric Utilities	$16,555,076
	Electronic Equipment, Instruments & Components - 0.6%
10,457	Amphenol Corp.	$1,040,158
37,700	Hitachi, Ltd.	1,471,610
4,500	TDK Corp.	492,917
	Total Electronic Equipment, Instruments & Components	$3,004,685
	Equity Real Estate Investment Trusts (REITs) - 3.8%
26,503	alstria office REIT-AG	$526,265
223,100	Ascendas Real Estate Investment Trust	514,903
562,800	Axis Real Estate Investment Trust	244,576
1,242,500	ESR-REIT	496,144
241,600	Frasers Centrepoint Trust	509,805
523,100	Frasers Commercial Trust	624,723
559,700	Frasers Logistics & Industrial Trust	500,300
1,012	GLP J-Reit	1,356,929
651	Hankyu Hanshin REIT, Inc.	1,047,704
339	Hoshino Resorts REIT, Inc.	1,745,601
7,107	ICADE	794,257
1,654	Industrial & Infrastructure Fund Investment Corp.	2,545,907
1,027	Invincible Investment Corp.	520,300
783,300	Mapletree Industrial Trust	1,595,467
385,800	Mapletree Logistics Trust	520,110
59,383	Medical Properties Trust, Inc.	1,315,333
462	Nippon Prologis REIT, Inc.	1,330,171
439	Nomura Real Estate Master Fund, Inc.	772,954
222,000	Parkway Life Real Estate Investment Trust	582,306
18,315	Ryman Hospitality Properties, Inc.	1,557,324
	Total Equity Real Estate Investment Trusts (REITs)	$19,101,079
	Financials - 0.2%
493,301(a)	Alpha Bank AE	$992,118
	Total Financials	$992,118
	Food Products - 1.6%
35,497	Archer-Daniels-Midland Co.	$1,588,846
1,145,000(a)	China Feihe, Ltd. (144A)	1,379,740
71,404	Mondelez International, Inc.	4,097,161
242,550	Universal Robina Corp.	689,333
	Total Food Products	$7,755,080
	Gas Utilities - 1.3%
190,780	Enagas SA	$5,144,112
276,377	Snam S.p.A.	1,482,150
	Total Gas Utilities	$6,626,262
	Health Care Equipment & Supplies - 4.8%
56,144	Abbott Laboratories	$4,892,388
56,733(a)	Boston Scientific Corp.	2,375,411
20,466	Danaher Corp.	3,292,366
6,447(a)	Edwards Lifesciences Corp.	1,417,437
11,526(a)	IDEXX Laboratories, Inc.	3,123,661
47,573	Medtronic Plc	5,491,827
14,873	Stryker Corp.	3,133,741
	Total Health Care Equipment & Supplies	$23,726,831
	Health Care Providers & Services - 1.4%
11,388	Anthem, Inc.	$3,021,008
10,506	HCA Healthcare, Inc.	1,458,233
7,854	Humana, Inc.	2,640,829
	Total Health Care Providers & Services	$7,120,070
	Hotels, Restaurants & Leisure - 0.6%
177,000	Galaxy Entertainment Group, Ltd.	$1,173,536
29,919	Las Vegas Sands Corp.	1,954,010
	Total Hotels, Restaurants & Leisure	$3,127,546
	Household Durables - 0.7%
85,095	Persimmon Plc	$3,429,035
	Total Household Durables	$3,429,035
	Industrial Conglomerates - 0.4%
19,747	Rheinmetall AG	$2,117,539
	Total Industrial Conglomerates	$2,117,539
	Industrials - 0.4%
7,401	Teleperformance	$1,861,005
	Total Industrials	$1,861,005
	Insurance - 4.9%
11,752	Allianz SE	$2,812,405
151,091	AXA SA	4,033,751
100,720	NN Group NV	3,506,383
212,000	Ping An Insurance Group Co. of China, Ltd., Class H	2,420,892
422,549	Poste Italiane S.p.A. (144A)	4,848,769
7,571	Swiss Life Holding AG	3,813,785
54,600	Tokio Marine Holdings, Inc.	3,015,558
	Total Insurance	$24,451,543

Shares		Value
	Interactive Media & Services - 0.8%
41,100	Tencent Holdings, Ltd.	$1,973,634
44,646(a)	Yandex NV	2,000,587
	Total Interactive Media & Services	$3,974,221
	Internet & Direct Marketing Retail - 2.1%
26,117(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$5,395,511
130,313(a)	JD.com, Inc. (A.D.R.)	4,911,497
	Total Internet & Direct Marketing Retail	$10,307,008
	IT Services - 3.9%
90,676	Booz Allen Hamilton Holding Corp.	$7,076,355
55,871	Leidos Holdings, Inc.	5,613,360
17,248	Mastercard, Inc.	5,449,333
16,749	Science Applications International Corp.	1,470,060
	Total IT Services	$19,609,108
	Life Sciences Tools & Services - 1.6%
43,946	Agilent Technologies, Inc.	$3,628,182
13,732	Thermo Fisher Scientific, Inc.	4,300,725
	Total Life Sciences Tools & Services	$7,928,907
	Machinery - 0.3%
11,667	Ingersoll-Rand Plc	$1,554,395
	Total Machinery	$1,554,395
	Media - 0.2%
12,614	Stroeer SE & Co. KGaA	$1,005,532
	Total Media	$1,005,532
	Metals & Mining - 0.3%
44,908	MMC Norilsk Nickel PJSC (A.D.R.)	$1,448,732
	Total Metals & Mining	$1,448,732
	Mortgage Real Estate Investment Trusts (REITs) - 3.2%
164,779	Chimera Investment Corp.	$3,493,315
258,052	Invesco Mortgage Capital, Inc.	4,513,330
200,250	Redwood Trust, Inc.	3,530,408
70,014	Starwood Property Trust, Inc.	1,796,559
164,594	Two Harbors Investment Corp.	2,511,704
	Total Mortgage Real Estate Investment Trusts (REITs)	$15,845,316
	Oil, Gas & Consumable Fuels - 4.3%
431,699	BP Plc	$2,602,274
58,195	ConocoPhillips	3,458,529
246,692	Eni S.p.A.	3,462,057
135,120	Equinor ASA	2,456,380
53,710	LUKOIL PJSC (A.D.R.)	5,485,402
84,844	TOTAL SA	4,152,567
	Total Oil, Gas & Consumable Fuels	$21,617,209
	Paper & Forest Products - 0.2%
32,089	Holmen AB, Class B	$951,872
	Total Paper & Forest Products	$951,872
	Pharmaceuticals - 3.3%
38,282	AstraZeneca Plc	$3,751,229
11,314(a)	Jazz Pharmaceuticals Plc	1,621,862
40,465	Novartis AG	3,828,553
5,453	Roche Holding AG	1,835,210
39,889	Zoetis, Inc.	5,353,503
	Total Pharmaceuticals	$16,390,357
	Real Estate Management & Development - 5.7%
1,333,200	Ascendas India Trust	$1,543,361
3,280,000	China Jinmao Holdings Group, Ltd.	2,221,138
1,038,000	China Resources Land, Ltd.	4,369,795
1,757,000	China SCE Group Holdings, Ltd.	931,933
422,000	CK Asset Holdings, Ltd.	2,727,295
45,239	Deutsche Wohnen SE	1,915,978
63,800	Hulic Co., Ltd.	785,394
194,100	Ichigo, Inc.	745,126
2,395,500(a)	KWG Group Holdings, Ltd.	3,139,496
933,000	Longfor Group Holdings, Ltd. (144A)	3,975,809
126,400	Nomura Real Estate Holdings, Inc.	3,155,188
4,196	PSP Swiss Property AG	634,887
88,000	Sun Hung Kai Properties, Ltd.	1,238,280
133,347	Vinhomes JSC (144A)	502,427
75,000	Wheelock & Co., Ltd.	460,087
	Total Real Estate Management & Development	$28,346,194
	Semiconductors & Semiconductor Equipment - 0.1%
2,100	Disco Corp.	$500,752
	Total Semiconductors & Semiconductor Equipment	$500,752
	Software - 2.2%
11,391(a)	Adobe, Inc.	$3,999,836
37,671	Microsoft Corp.	6,412,734
7,483(a)	Zendesk, Inc.	646,531
	Total Software	$11,059,101

Shares		Value
	Specialty Retail - 1.0%
980,000	China Meidong Auto Holdings, Ltd.	$1,209,931
2,016,000	China Yongda Automobiles Services Holdings, Ltd.	2,159,384
94,956	Pets at Home Group Plc	353,437
329,500	Zhongsheng Group Holdings, Ltd.	1,221,698
	Total Specialty Retail	$4,944,450
	Textiles, Apparel & Luxury Goods - 0.3%
3,367	LVMH Moet Hennessy Louis Vuitton SE	$1,475,652
	Total Textiles, Apparel & Luxury Goods	$1,475,652
	Wireless Telecommunication Services - 0.3%
44,500	NTT Docomo, Inc.	$1,275,887
	Total Wireless Telecommunication Services	$1,275,887
	TOTAL COMMON STOCKS
	(Cost $369,664,457)	$416,134,976
	PREFERRED STOCK - 0.0%† of Net Assets
	Equity Real Estate Investment Trusts (REITs) - 0.0%†
204^(a)	Wheeler Real Estate Investment Trust, Inc.	$92,882
	Total Equity Real Estate Investment Trusts (REITs)	$92,882
	TOTAL PREFERRED STOCK
	(Cost $195,245)	$92,882

	Principal
	Amount
	USD ($)		Value
		CORPORATE BONDS - 4.8% of Net Assets
		Banks - 1.5%
	2,000,000(b)	Banco do Brasil SA, 3.875%, 10/10/22	$2,052,500
	3,216,000(c)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	3,605,940
	1,828,000	UniCredit S.p.A., 4.625%, 4/12/27 (144A)	1,979,371
		Total Banks	$7,637,811
		Chemicals - 0.4%
	1,800,000(b)	Braskem Finance, Ltd., 6.45%, 2/3/24	$2,006,550
		Total Chemicals	$2,006,550
		Mining - 1.2%
	1,142,000	Gold Fields Orogen Holdings BVI, Ltd., 5.125%, 5/15/24 (144A)	$1,227,650
	3,170,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	3,613,895
	1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,242,891
		Total Mining	$6,084,436
		Packaging & Containers - 0.7%
	3,000,000	Sealed Air Corp., 5.125%, 12/1/24 (144A)	$3,240,000
		Total Packaging & Containers	$3,240,000
		Telecommunications - 1.0%
	4,400,000	CenturyLink, Inc., 7.65%, 3/15/42	$4,770,612
		Total Telecommunications	$4,770,612
		TOTAL CORPORATE BONDS
		(Cost $21,445,755)	$23,739,409
		FOREIGN GOVERNMENT BOND - 0.5% of Net Assets
		Indonesia - 0.5%
IDR	31,701,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$2,523,543
		Total Indonesia	$2,523,543
		TOTAL FOREIGN GOVERNMENT BOND
		(Cost $2,250,617)	$2,523,543
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0% of Net Assets
	5,000,000(e)	U.S. Treasury Bills, 3/3/20	$4,993,827
	5,000,000(e)	U.S. Treasury Bills, 3/10/20	4,992,431
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $9,985,690)	$9,986,258

	Shares		Value
		INVESTMENT COMPANIES - 4.0% of Net Assets
	11,822(b)	Aberdeen Standard Physical Palladium Shares ETF	$2,554,025
	368,722	ETFMG Prime Cyber Security ETF	15,729,680
	78,957	VanEck Vectors Vietnam ETF	1,175,670
GBP	85,063(a)	Vietnam Enterprise Investments, Ltd., Class C	511,973
		TOTAL INVESTMENT COMPANIES
		(Cost $18,664,607)	$19,971,348
		EXCHANGE-TRADED COMMODITY – 0.6% of Net Assets
	3,411(a)(b)	Xtrackers Physical Rhodium ETC	$2,882,295
		TOTAL EXCHANGE-TRADED COMMODITY
		(Cost $534,086)	$2,882,295
		RIGHT/WARRANT - 0.0%† of Net Assets
		Pharmaceuticals - 0.0%†
	19,289(a)	Bristol-Myers Squibb Co., 3/31/21	$67,126
		Total Pharmaceuticals	$67,126
		TOTAL RIGHT/WARRANT
		(Cost $2)	$67,126

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.1%
100,000	Boeing Co.	Citibank NA	USD	1,193,000	USD	400	2/21/20	$50
8,952	S&P 500 Index	Citibank NA	USD	484,214	USD	3,314	4/17/20	383,240
4,717	S&P 500 Index	Citibank NA	USD	260,001	USD	3,307	4/17/20	215,897
								$599,187
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $1,937,215)							$599,187
	TOTAL OPTIONS PURCHASED
	(Premiums paid $1,937,215)							$599,187
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 95.7%
	(Cost $424,677,674)							$475,997,024
	OTHER ASSETS AND LIABILITIES - 4.3%							$21,167,693
	NET ASSETS - 100.0%							$497,164,717

bps	Basis Points.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $30,370,115, or 6.1% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depository Receipt.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd. (formerly, Pioneer Cayman Commodity Fund Ltd.).
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

CURRENCY FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
253	Euro	3/16/20	$35,267,747	$35,162,256	$105,491
			$35,267,747	$35,162,256	$105,491

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
24	DAX	3/20/20	$8,685,626	$8,643,869	$ 41,757
704	Euro Stoxx 50	3/20/20	28,837,658	28,403,297	434,361
304	FTSE/JSE Top 40	3/19/20	10,159,853	10,173,494	(13,641)
43	IBEX 35	2/21/20	4,555,022	4,470,543	84,479
539	MSCI China	3/20/20	24,026,385	23,088,065	938,320
11	Nikkei 225	3/12/20	1,307,350	1,250,150	57,200
6	Nikkei 225	3/12/20	1,324,136	1,280,672	43,464
150	S&P 500 E-MINI	3/20/20	23,990,960	24,180,000	(189,040)
			$102,886,990	$101,490,090	$1,396,900
TOTAL FUTURES CONTRACTS			$(138,154,737)	$(136,652,346)	$1,502,391

SWAPS CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAPS CONTRACTS - SELL PROTECTION
Notional Amount(1)	Counterparty	Reference Obligation/Index	Pay/ Receive(2)	Coupon	Expiration Date	Unrealized Appreciation (Depreciation)	Market Value
18,221,751	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	5/1/20	$287,785	$287,785
4,574,746	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	6/29/20	(110,101)	(110,101)
5,404,909	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	9/10/20	(42,150)	(42,150)
5,672,015	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	11/26/20	(80,584)	(80,584)
TOTAL SWAPS CONTRACTS						$54,950	$54,950

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

GBP	-	Great British Pound
IDR	-	Indonesian Rupiah

* The following table shows the individual positions and related values of the securities underlying each total return swap with Goldman Sachs International, as of January 31, 2020.

Index Description	Shares	Value	% of basket
AbbVie, Inc.	13	$1,085	1.96%
AES Corp.	78	1,552	2.82%
American Airlines Group, Inc.	21	557	1.01%
American International Group, Inc.	15	729	1.33%
Ameriprise Financial, Inc.	7	1,143	2.08%
AmerisourceBergen Corp.	11	922	1.68%
Apple, Inc.	6	1,904	3.47%
Applied Materials, Inc.	22	1,262	2.30%
Archer-Daniels-Midland Co.	19	865	1.57%
Assurant, Inc.	9	1,199	2.18%
Boeing Co.	5	1,522	2.77%
Capital One Financial Corp.	11	1,097	2.00%
Capri Holdings, Ltd.	24	709	1.29%
CenturyLink, Inc.	34	470	0.86%
Cigna Corp.	4	675	1.23%
Corning, Inc.	31	818	1.49%
DENTSPLY SIRONA, Inc.	14	783	1.42%
Discover Financial Services	14	1,061	1.93%
eBay, Inc.	26	888	1.62%
Equity Residential	14	1,137	2.07%
F5 Networks, Inc.	7	836	1.52%
General Electric Co.	30	380	0.69%
Gilead Sciences, Inc.	13	815	1.48%
HCA Healthcare, Inc.	10	1,457	2.65%
HP, Inc.	47	1,001	1.82%
LyondellBasell Industries NV	10	812	1.48%
McDonald's Corp.	6	1,351	2.46%
Monster Beverage Corp.	19	1,297	2.36%
Motorola Solutions, Inc.	10	1,820	3.31%
Navient Corp.	58	836	1.52%
NetApp, Inc.	22	1,184	2.16%
NRG Energy, Inc.	52	1,929	3.51%
ONEOK, Inc.	17	1,258	2.29%
Procter & Gamble Co.	10	1,261	2.30%
PulteGroup, Inc.	39	1,741	3.17%
Qorvo, Inc.	13	1,375	2.50%
Quest Diagnostics, Inc.	8	927	1.69%
Seagate Technology Plc	21	1,196	2.18%
Sysco Corp.	17	1,373	2.50%
Target Corp.	16	1,752	3.19%
TransDigm Group, Inc.	4	2,304	4.19%
Tyson Foods, Inc.	14	1,136	2.07%
United Airlines Holdings, Inc.	13	942	1.71%
Valero Energy Corp.	14	1,153	2.10%
Viacom CBS, Inc.	13	453	0.82%
Western Union Co.	45	1,197	2.18%
Westinghouse Air Brake Technologies Corp.	-	12	0.02%
Weyerhaeuser Co.	26	755	1.37%
Williams Cos., Inc.	29	597	1.09%
Yum! Brands, Inc.	13	1,422	2.59%
Totals		$54,950	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$416,134,976	$–	$–	$416,134,976
Preferred Stock
Equity Real Estate Investment Trusts (REITs)	–	–	92,882	92,882
Corporate Bonds	–	23,739,409	–	23,739,409
Foreign Government Bond	–	2,523,543	–	2,523,543
U.S. Government and Agency Obligations	–	9,986,258	–	9,986,258
Investment Companies	19,971,348	–	–	19,971,348
Exchange-Traded Commodity	2,882,295	–	–	2,882,295
Right/Warrant	67,126	–	–	67,126
Over The Counter (OTC) Call Options Purchased	–	599,187	–	599,187
Total Investments in Securities	$439,055,745	$36,848,397	$92,882	$475,997,024
Other Financial Instruments
Net unrealized appreciation on futures contracts	$1,502,391	$–	$–	$1,502,391
Swaps contracts, at value	–	54,950	–	54,950
Total Other Financial Instruments	$1,502,391	$54,950	$–	$1,557,341

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/19	$95,372
Realized gain (loss)	–
Changed in unrealized appreciation (depreciation)	(2,490)
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/20	$92,882

*	Transfers are calculated on the beginning of period values. During the three months ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $(2,490).